Basis for Preparation	12 Months Ended
Dec. 31, 2018
Basis for Preparation
Basis for Preparation

(IN.1) Basis for Preparation

General Information

The registered seat of SAP SE is in Walldorf, Germany (Commercial Register of the Lower Court of Mannheim HRB 719915). The Consolidated Financial Statements for 2018 of SAP SE and its subsidiaries (collectively, “we,” “us,” “our,” “SAP,” “Group,” and “Company”) have been prepared in accordance with International Financial Reporting Standards (IFRS).

We have applied all IFRS standards and interpretations that were effective on and endorsed by the European Union (EU) as at December 31, 2018. There were no standards or interpretations as at December 31, 2018, impacting our Consolidated Financial Statements for the years ended December 31, 2018, 2017, and 2016, that were effective but not yet endorsed. Therefore, our Consolidated Financial Statements comply with both, IFRS as issued by the International Accounting Standards Board (IASB) and IFRS as endorsed by the EU.

Our Executive Board approved the Consolidated Financial Statements on February 20, 2019, for submission to our Supervisory Board.

All amounts included in the Consolidated Financial Statements are reported in millions of euros (€ millions) except where otherwise stated. As figures are rounded, numbers presented throughout this document may not add up precisely to the totals we provide and percentages may not precisely reflect the absolute figures.

Amounts disclosed in the Notes that are taken directly from our Consolidated Income Statements or our Consolidated Statements of Financial Position are marked by the symbols and, respectively.

Accounting Policies, Management Judgments and Sources of Estimation Uncertainty

How We Present Our Accounting Policies, Judgments, and Estimates

To ease the understanding of our financial statements, we present the accounting policies, management judgments, and sources of estimation uncertainty (hereafter: accounting policies, judgments, and estimates) on a given subject together with other disclosures related to the same subject in the Note that deals with this subject. Accounting policies, judgments, and estimates that do not relate to a specific subject are presented in the following section.

For easier identification of our accounting policies, judgments, and estimates, disclosures are marked with the symbol and framed by a light gray box. They focus on the accounting choices made within the framework of the prevailing IFRS and refrain from repeating the underlying promulgated IFRS guidance, unless we consider it particularly important to the understanding of a Note’s content.

The following table provides an overview of where our accounting policies, management judgments, and estimates are disclosed:

Note	Accounting Policies, Judgments, and Estimates
(IN.1)	Basis for Preparation
(A.1)	Revenue
(A.2)	Trade and Other Receivables
(A.3)	Capitalized Cost from Contracts with Customers
(A.4)	Customer-Related Provisions
(B.3)	Share-Based Payments
(B.4)	Pension Plans and Similar Obligations
(B.5)	Other Employee-Related Obligations
(B.6)	Restructuring
(C.1)	Results of Segments
(C.5)	Income Taxes
(D.1)	Business Combinations
(D.2)	Goodwill
(D.3)	Intangible Assets
(D.4)	Property, Plant, and Equipment
(D.5)	Equity Securities
(E.3)	Liquidity
(F.1)	Financial Risk Factors and Risk Management
(F.2)	Fair Value Disclosures on Financial Instruments
(G.1)	Other Non-Financial Assets
(G.4)	Other Litigation, Claims, and Legal Contingencies
(G.6)	Executive and Supervisory Board Compensation

General Accounting Policies

Bases of Measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

–   Derivative financial instruments and liabilities for cash-settled share-based payments are measured at fair value. In accordance with IFRS 9, financial assets with cash flows that are not solely payments of principal or interest are also measured at fair value.

–   Post-employment benefits are measured at the present value of the defined benefit obligations less the fair value of the plan assets.

–   Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates.

Foreign Currencies and Hyperinflation

Income and expenses and operating cash flows of our foreign subsidiaries that use a functional currency other than the euro are translated at average rates of foreign exchange (FX) computed on a monthly basis. Exchange differences resulting from foreign currency transactions are recognized in other non-operating income/expense, net.

We apply hyperinflation accounting for our subsidiaries in Argentina and Venezuela by restating the financial statements of these subsidiaries for the current period to account for changes in the general purchasing power of the local currency based on relevant price indexes at the reporting date. The restated financial statements of our subsidiaries in Venezuela and Argentina are translated at closing rates. Most significantly impacted by this accounting are the following:

 Total revenue (decrease of €19 million in 2018)

 Operating profit (decrease of €12 million in 2018)

 Other non-operating income/expense (gain of €25 million in 2018)

 Equity (retained earnings and other comprehensive income) (decrease of €32 million as at December 31, 2018)

 Total liabilities (increase of €19 million as at December 31, 2018)

The exchange rates of key currencies affecting the Company were as follows:

Exchange Rates

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2018	2017	2018	2017	2016
U.S. dollar	USD	1.1450	1.1993	1.1815	1.1315	1.1045
Pound sterling	GBP	0.8945	0.8872	0.8847	0.8770	0.8206
Japanese yen	JPY	125.85	135.01	130.41	126.85	119.77
Swiss franc	CHF	1.1269	1.1702	1.1549	1.1159	1.0886
Indian rupee	INR	79.7298	76.6055	80.7277	73.9595	73.9685
Australian dollar	AUD	1.6220	1.5346	1.5799	1.4794	1.4850

Cost of Cloud and Software

Cost of cloud and software includes the costs incurred in producing the goods and providing the services that generate cloud and software revenue. Consequently, this line item primarily includes employee expenses relating to these services, amortization of acquired intangibles, fees for third-party licenses, shipping, ramp-up costs, and depreciation of our property, plant, and equipment (for example, of our data centers in which we host our cloud solutions).

Cost of Services

Cost of services includes the costs incurred in providing the services that generate service revenue, such as consulting and training activities, messaging, as well as certain application management services for our customers and our partners.

Research and Development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates, and enhancements) including resource and hardware costs for the development systems. For more information about the recognition of internally generated intangible assets from development, see Note (D.3).

Sales and Marketing

Sales and marketing includes costs incurred for the selling and marketing activities related to our software and cloud solutions and our service portfolio.

General and Administration

General and administration includes costs related to finance and administrative functions, human resources, and general management as long as they are not directly attributable to one of the other operating expense line items.

Management Judgments and Sources of Estimation Uncertainty

The preparation of the Consolidated Financial Statements requires our management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses, as well as disclosure of contingent liabilities.

We base our judgments, estimates, and assumptions on historical and forecast information, and on regional and industry economic conditions in which we or our customers operate. Changes to these conditions could adversely affect our estimates. Although we believe we have made reasonable estimates about the ultimate resolution of the underlying uncertainties, no assurance can be given that the final outcome of these matters will be consistent with what is reflected in our recognized assets, liabilities, revenues, and expenses and disclosed contingent liabilities. Actual results could differ from original estimates.

The accounting policies that most frequently or significantly require us to make judgments, estimates, and assumptions, and therefore are critical to understanding our results of operations, include the following:

Note	Significant Accounting Policies
(A.1)	Revenue recognition
(A.2)	Valuation of trade receivables
(B.3)	Accounting for share-based payments
(C.5)	Accounting for income taxes
(D.1)	Accounting for business combinations
(D.2)	Accounting for goodwill
(D.3)	Accounting for intangible assets (including recognition of internally generated intangible assets from development)
(G.4)	Accounting for legal contingencies

Our management periodically discusses these significant accounting policies with the Audit Committee of our Supervisory Board.

New Accounting Standards Not Yet Adopted

The standards and interpretations (relevant to the Group) that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are discussed below. We intend to adopt these standards when they become effective:

On January 13, 2016, the IASB issued IFRS 16 ‘Leases.’ This new standard is effective for us starting January 1, 2019. We have decided to apply the modified retrospective approach, which requires that the cumulative effect of initially applying the standard be recognized as an adjustment to the opening balance of retained earnings on the date of initial application. The new standard significantly impacts the lease accounting by lessees as, in general, all leases need to be recognized on the lessee’s balance sheet. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The nature of expenses related to those leases will now change because we will recognize a depreciation expense for right-of-use assets and interest expense on lease liabilities. These changes apply to leases that had previously been classified as operating leases under IAS 17. We have decided to use practical expedients offered by the standard (such as non-capitalization of short-term leases and low-value leases, and the use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease). When measuring the right-of-use asset, there are two options in transition. We plan to apply the retrospective approach for our larger leases (primarily facility leases), while smaller leases will be measured at an amount equal to the lease liability and adjusted by the amount of any prepaid or accrued lease payments existing immediately prior to the date of initial application.

Prior to the adoption of IFRS 16, we established a project across SAP’s finance and business functions. This project included the implementation of a new SAP-based lease accounting and reporting solution, and the development of IFRS 16 lease accounting policies and business processes to support those policies. In addition to this, we have provided training for the relevant stakeholders within the organization.

The vast majority of the impact comes from our leased facilities, data centers, and cars. These operating leases were previously off-balance-sheet items (lease payments were expensed directly to rent expense over the lease term) under IAS 17. We estimate the total assets and total liabilities will amount to approximately €1.9 billion and €2.0 billion, respectively, as at January 1, 2019 (the date of initially applying IFRS 16). The difference between these two amounts (less than €0.1 billion) is recorded as an adjustment to retained earnings as of the date of initial application. This difference is primarily due to interest accruing retrospectively at a higher rate in earlier years and decreasing over the lease term, while depreciation is recorded on a straight-line basis. The adoption of IFRS 16 is expected to have a favorable impact on operating profit in 2019, since a portion of the costs that were previously classified as rental expenses are classified as interest expense and thus recorded outside operating profit. Based on the Group’s leases as of January 1, 2019, operating profit is expected to increase by substantially less than €0.1 billion. The actual impact on our profits depends not only on the lease agreements in effect at the time of adoption but also on new lease agreements entered into or terminated in 2019. IFRS 16 has also an impact on how lease payments are presented in the cash flow statement. This will result in an increase in cash flows from operating activities and a decline in cash flows from financing activities. Cash flows from operating activities is expected to increase by approximately €0.3 billion to €0.4 billion.